UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

_____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

____________________ to ___________________

Date of Report (Date of earliest event reported)_________________________________

Commission File Number of securitizer: _______________________________

Central Index Key Number of securitizer: ______________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

   X    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001793217 (BOF MSR Depositor II, LLC)

BAYVIEW MSR OPPORTUNITY MASTER FUND TRUST 2022-INV2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): __________

Central Index Key Number of underwriter (if applicable): __________

Matthew Tomiak, Senior Vice President (305) 646-6476
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, and 99.8 for the related information.

Item 3.	Exhibits

99. 1	Evolve Mortgage Services (“Evolve”) Due Diligence Narrative

99. 2	Evolve RA Grades Report

99.3	Evolve Exceptions Detail Report

99.4	Evolve Valuation Report

99.5	Evolve Data Compare Report

99.6	Evolve QM ATR Data Report

99.7	Evolve Business Purpose Report

99.8	Evolve PIW Valuation Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 13, 2022

BOF MSR Depositor II, LLC (Securitizer)

By:	/s/ Stuart Waldman
	Name:	Stuart Waldman
	Title:	Senior Vice President

EXHIBIT INDEX

Exhibit Number

99. 1	Evolve Mortgage Services (“Evolve”) Due Diligence Narrative

99. 2	Evolve RA Grades Report

99.3	Evolve Exceptions Detail Report

99.4	Evolve Valuation Report

99.5	Evolve Data Compare Report

99.6	Evolve QM ATR Data Report

99.7	Evolve Business Purpose Report

99.8	Evolve PIW Valuation Report